Cover Page	Sep. 27, 2019
Cover page.
Document Type	8-K
Document Period End Date	Sep. 24, 2019
Entity Registrant Name	NOBLE ENERGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-07964
Entity Tax Identification Number	73-0785597
Entity Address, Address Line One	1001 Noble Energy Way
Entity Address, Postal Zip Code	77070
Entity Address, City or Town	Houston,
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Trading Symbol	NBL
Title of 12(b) Security	Common Stock, $0.01 par value
Security Exchange Name	NYSE
Entity Central Index Key	0000072207
Amendment Flag	false
Entity Address, State or Province	TX
City Area Code	(281)
Local Phone Number	872-3100